Note 5 - Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt Disclosure [Text Block]
Note 3 – Loans Payable

Loans payable at June 30, 2011 and December 31, 2010 consisted of the following:

	June 30,	December 31,
	2011	2010

Unsecured $450,000 note payable to Azfar Haque, which bears interest at 9% per annum and was originally due June 15, 2008. The note is currently in default. Accrued interest is equal to $133,055 and $112,805 respectively.	$533,055	$562,805

Unsecured $80,000 note payable to Rainmaker Global, Inc. which bears interest at 30% per annum and was originally due December 31, 2009. The note is currently in default. Accrued interest is equal to $42,125 and $30,125 respectively.	122,125	110,125

$55,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due April 15, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $0 and $4,359, respectively.	-	20,891

$40,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due October 16, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $5,500 and $3,500, respectively.	16,391	43,500

Unsecured non-interest bearing note payable, due on demand, to Leonard Marella.	20,000	20,000

Unsecured non-interest bearing note payable, due on demand, to Steve Palmer.	8,000	8,000

Unsecured non-interest bearing note payable, due on demand, to Syed Ahmed.	7,000	7,000

Unsecured non-interest bearing note payable, due on demand, to Alina Farooq.	3,500	3,500

Unsecured non-interest bearing note payable, due on demand, to William Johnson.	17,506	17,506

Total	$727,577	$793,327

The Company accrued interest expense of $34,250 and $75,984 for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively, on the above loans.  Accrued interest is included in the loan balances.

The Company borrowed $0 and $376,931 during the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.  The Company made no payments on the loans during the six months ended June 30, 2011 and the year ended December 31, 2010.  During the six months ended June 30, 2011, the Company converted $100,000 of loans payable into 7,000,000 shares of the Company’s common stock.  During the year ended December 31, 2010, the Company converted $157,093 of loans payable into 13,584,383 shares of the Company’s common stock.

At June 30, 2011, we are in default of the $450,000 note payable to Azfar Haque plus accrued interest of $133,055 for a total indebtedness of $533,055 and the $80,000 note payable to Rainmaker Global plus accrued interest of $42,125 for a total indebtedness of $122,125.  We are currently in negotiations with both note holders to cure the defaults, which may include conversion of some or all of the debt to common stock.

All of the convertible notes held by Charms Investments Inc. are automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.

Note 5 – Loans Payable

Loans payable at December 31, 2010 and 2009 consisted of the following:

	2010	2009

Unsecured $450,000 note payable to Azfar Haque, which bears interest at 9% per annum and was originally due June 15, 2008. The note is currently in default. Accrued interest is equal to $112,805 and $72,305 respectively.	$562,805	$522,305
Unsecured $80,000 note payable to Rainmaker Global, Inc. which bears interest at 30% per annum and was originally due December 31, 2009. The note is currently in default. Accrued interest is equal to $30,125 and $6,125 respectively.	110,125	86,125
Unsecured non-interest bearing note payable due on demand by Company to Charms Investments Inc.	-	25,000
$55,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due April 15, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $4,359 at December 31, 2010.	20,891	-
$40,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due October 16, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $3,500 at December 31, 2010.	43,500	-
Unsecured non-interest bearing note payable due on demand by Company to Leonard Marella.	20,000	20,000
Unsecured non-interest bearing note payable due on demand by Company to Steve Palmer.	8,000	8,000
Unsecured non-interest bearing note payable due on demand by Company to Syed Ahmed.	7,000	7,000
Unsecured non-interest bearing note payable due on demand by Company to Alina Farooq.	3,500	3,500
Unsecured non-interest bearing note payable due on demand by Company to William Johnson.	17,506	-

Total	$793,327	$671,930

The Company accrued interest expense of $75,984 and $46,625 for the years ended December 31, 2010 and 2009, respectively, on the above loans.  Accrued interest is included in the loan balances.

All of the convertible notes held by Charms Investments Inc. are automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.

Loans payable – related parties at December 31, 2010 and 2009 consisted of the following:

	2010	2009

Unsecured non-interest bearing note payable due on demand to Frank Russo, a Director of the Company.	$422,006	$476,206
Unsecured note payable to Edward Eppel, a Director of the Company, which bears interest at 10% per annum and is due on demand.	173,256	126,400
Unsecured non-interest bearing note payable due on demand to Andrea Rocha, Comptroller and wife of Company's Chief Executive Officer and President.	-	2,600
Unsecured non-interest bearing convertible note payable to Kayode Aladesuyi, Chief Executive Officer and President, and was originally due July 30, 2010. The due date of the note has been extended to December 31, 2011.	81,512	-
Unsecured non-interest bearing note payable due on demand to Kayode Aladesuyi, Chief Executive Officer and President.	18,456	2,000

Total	$695,230	$607,206

The Company accrued interest expense of $15,771 and $0 for the years ended December 31, 2010 and 2009, respectively, on the above loans.  Accrued interest is included in the loan balances.

On July 30, 2010, Charms Investments Inc. assigned its interest in a convertible note to Mr. Kayode Aladesuyi, the Company’s Chief Executive Officer, President and a Director of the Company (see Note 6 – Related Parties).  The note is automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.